Investments in affiliates and joint ventures - Ownership Percentages (Details)	12 Months Ended
Dec. 31, 2020
Nuna East Ltd.
Variable Interest Entity [Line Items]
NL Partnership Interest in equity method investments	37.00%
Nuna Pang Contracting Ltd.
Variable Interest Entity [Line Items]
NL Partnership Interest in equity method investments	37.00%
Nuna West Mining Ltd.
Variable Interest Entity [Line Items]
NL Partnership Interest in equity method investments	49.00%
1229181 B.C Ltd.
Variable Interest Entity [Line Items]
NL Partnership Interest in equity method investments	49.00%
North American Nuna Joint Venture
Variable Interest Entity [Line Items]
NL Partnership Interest in equity method investments	50.00%
NAYL Realty Inc.
Variable Interest Entity [Line Items]
NL Partnership Interest in equity method investments	49.00%
BNA Remanufacturing Limited Partnership
Variable Interest Entity [Line Items]
NL Partnership Interest in equity method investments	50.00%
Dene North Site Services Partnership | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
NL Partnership Interest in VIEs	49.00%
Mikisew North American Limited Partnership | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
NL Partnership Interest in VIEs	49.00%